Sales - Trade receivables - Accounting policies (Details)	12 Months Ended
Dec. 31, 2023 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of methods of impairment of trade receivables	3
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred payment terms	12 months
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred payment terms	24 months